UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.S. 20549


                                  FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011


Check here if Amendment [X]; Amendment Number:


This Amendment (check only one): [X] is a restatement
                                 [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name: Acuity Investment Management Inc.

Address: Toronto-Dominion Bank Tower, 31st Floor
         Toronto, Ontario, Canada M5K 1E9.

Form 13F File Number: 028-12739
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jacqueline Sanz
Title: Chief Privacy Officer, Vice President, Compliance and Oversight
Phone: 416-367-1900

Signature, Place and Date of Signing:


/s/ Jacqueline Sanz            Toronto, Canada               November 16, 2011
(Signature)                   (City, State)                  (Date)



Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                            Form 13F SUMMARY PAGE



Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 116

Form 13F Information Table Value Total: US$ 1,632,727 (thousands)

List of Other Included Managers:
None






                                                               MARKET    SHARES OR
                                                               VALUE     PRN                              VOTING
                                          TITLE OF             (X1000    AMOUNT     INVESTMENT  OTHER     AUTHORITY
SECURITY NAME                             CLASS     CUSIP      USD)      SH/PRN     DISCRETION  MANAGERS  SOLE
Advantage Oil and Gas Limited             COM       00765F101       535     142200  Sole        N/A           74500
Agnico-Eagle Mines Limited                COM       008474108      9472     158800  Sole        N/A          158800
Agrium Inc.                               COM       008916108     21377     321900  Sole        N/A          263900
Albemarle Corporation                     COM       012653101      4792     118700  Sole        N/A           32400
Altera Corporation                        COM       021441100     21081     670200  Sole        N/A          670200
Analog Devices Inc.                       COM       032654105      6547     210000  Sole        N/A          210000
Apple Inc.                                COM       037833100      1740       4575  Sole        N/A            4575
Augusta Resource Corporation              COM       050912203      1996     676107  Sole        N/A          440341
BCE Inc.                                  COM       05534B760        60       1600  Sole        N/A            1600
Bank of Montreal                          COM       063671101     54925     983264  Sole        N/A          866064
Bank of Nova Scotia                       COM       064149107    129238    2574705  Sole        N/A         2208305
Barrick Gold Corporation                  COM       067901108     50433    1078590  Sole        N/A          957490
Baytex Energy Corp                        COM       07317Q105     12727     305120  Sole        N/A          281420
Berkshire Hathaway Inc. 'B'               COM       084670702        43        600  Sole        N/A             600
Broadcom Corporation 'A'                  COM       111320107      4234     127500  Sole        N/A          127500
Brookfield Office Properties              COM       112900105     12230     886510  Sole        N/A          769110
CAE Inc.                                  COM       124765108     20423    2182100  Sole        N/A         1871400
CVS Caremark Corporation                  COM       126650100       278       8310  Sole        N/A            8310
Cameco Corporation                        COM       13321L108      1836     100200  Sole        N/A           59900
Canadian Imperial Bank of Commerce        COM       136069101     62513     894758  Sole        N/A          794558
Canadian National Railway Company         COM       136375102     72589    1088680  Sole        N/A          942780
Canadian Natural Resources Limited        COM       136385101     56536    1929783  Sole        N/A         1632823
Canadian Pacific Railway Limited          COM       13645T100     17279     359225  Sole        N/A          314025
Celestica Inc.                            COM       15101Q108       251      34700  Sole        N/A           34700
Cenovus Energy Inc.                       COM       15135U109     28953     942350  Sole        N/A          742000
Cisco Systems Inc.                        COM       17275R102      3444     222900  Sole        N/A          222900
Claude Resources Inc.                     COM       182873109       522     288800  Sole        N/A           78700
Cliffs Natural Resources Inc.             COM       18683K101      6386     125100  Sole        N/A          125100
The Coca-Cola Company                     COM       191216100        20        300  Sole        N/A             300
Cummins Inc.                              COM       231021106      3787      46400  Sole        N/A           12600
Danaher Corporation                       COM       235851102       436      10420  Sole        N/A           10420
The Descartes Systems Group Inc.          COM       249906108     13899    2245928  Sole        N/A         1877028
Diamond Foods Inc.                        COM       252603105       342       4300  Sole        N/A            4300
Eldorado Gold Corporation                 COM       284902103      5999     349100  Sole        N/A          349100
Emerson Electric Company                  COM       291011104       359       8700  Sole        N/A            8700
EnCana Corporation                        COM       292505104     10772     560900  Sole        N/A          480850
Enbridge Inc.                             COM       29250N105     22180     696440  Sole        N/A          452440
Enbridge Energy Partners Limited
Partnership                               COM       29250R106       247       9000  Sole        N/A            9000
Extorre Gold Mines Limited                COM       30227B109      2318     397100  Sole        N/A          289000
Fidelity National Information Services
Inc.                                      COM       31620M106       278      11450  Sole        N/A           11450
First Majestic Silver Corporation         COM       32076V103      3579     235100  Sole        N/A          173900
First Solar Inc.                          COM       336433107      1453      23000  Sole        N/A            6400
FirstService Corporation                  COM       33761N109      4236     164113  Sole        N/A          123700
FirstService Corporation 6.50%
December 31, 2014                         CCB       33761NAA7      3625    3300000  Sole        N/A         3300000
Forbes Energy Services Limited            COM       345143101        51      10000  Sole        N/A           10000
Franco-Nevada Corporation                 COM       351858105      3822     105900  Sole        N/A          105900
GT Advanced Technologies Inc              COM       36191U106      2303     328300  Sole        N/A           90800
Goldcorp Inc.                             COM       380956409     53061    1159360  Sole        N/A          994660
Halliburton Company                       COM       406216101      4677     153600  Sole        N/A          153600
HollyFrontier Corporation                 COM       436106108     17821     681300  Sole        N/A          681300
IAMGOLD Corporation                       COM       450913108      3925     197900  Sole        N/A          197900
Imperial Oil Limited                      COM       453038408      5429     151500  Sole        N/A          124700
Intel Corporation                         COM       458140100       453      21300  Sole        N/A           21300
Ivanhoe Mines Limited                     COM       46579N103       560      40700  Sole        N/A           40700
JPMorgan Chase & Company                  COM       46625H100       323      10765  Sole        N/A           10765
Jarden Corporation                        COM       471109108       304      10800  Sole        N/A           10800
Johnson Controls Inc.                     COM       478366107      4187     158900  Sole        N/A           43000
Kinross Gold Corporation                  COM       496902404     23676    1597100  Sole        N/A         1314400
MAG Silver Corporation                    COM       55903Q104       214      27400  Sole        N/A           27400
Magna International Inc.                  COM       559222401     60797    1842855  Sole        N/A         1609855
Manulife Financial Corporation            COM       56501R106      9708     853958  Sole        N/A          732658
MasTec Inc.                               COM       576323109      3603     204740  Sole        N/A           56185
MasterCard Inc. 'A'                       COM       57636Q104       530       1675  Sole        N/A            1675
McKesson Corporation                      COM       58155Q103       384       5300  Sole        N/A            5300
Microsoft Corporation                     COM       594918104        27       1100  Sole        N/A            1100
Newmont Mining Corporation                COM       651639106       678      10800  Sole        N/A           10800
Nexen Inc.                                COM       65334H102       414      26700  Sole        N/A               0
Occidental Petroleum Corporation          COM       674599105       264       3700  Sole        N/A            3700
Oncolytics Biotech Inc.                   COM       682310107     47185   13540450  Sole        N/A        10712250
Open Text Corporation                     COM       683715106      2749      52700  Sole        N/A           37600
Oracle Corporation                        COM       68389X105     11949     416750  Sole        N/A          416750
Pall Corporation                          COM       696429307      4212      99400  Sole        N/A           26200
Pan American Silver Corporation           COM       697900108       680      25300  Sole        N/A           25300
Peabody Energy Corporation                COM       704549104      4678     138400  Sole        N/A          138400
Penn West Petroleum Ltd                   COM       707887105      1396      94300  Sole        N/A               0
Pentair Inc.                              COM       709631105      7836     245000  Sole        N/A           88700
PepsiCo Inc.                              COM       713448108       290       4700  Sole        N/A            4700
Potash Corporation of Saskatchewan Inc.   COM       73755L107     60689    1400905  Sole        N/A         1130055
Praxair Inc.                              COM       74005P104     11061     118435  Sole        N/A           44235
Precision Drilling Corporation            COM       74022D308      6734     810200  Sole        N/A          633300
Progressive Waste Solutions Limited       COM       74339G101     31274    1522800  Sole        N/A         1269500
QEP Resources Inc.                        COM       74733V100       286      10580  Sole        N/A           10580
Questar Corporation                       COM       748356102       253      14330  Sole        N/A           14330
Quest Rare Minerals Limited               COM       74836T101       318     141600  Sole        N/A           93700
Research In Motion Limited                COM       760975102       657      32300  Sole        N/A           32300
Royal Bank of Canada                      COM       780087102     44533     973230  Sole        N/A          835480
SXC Health Solutions Corporation          COM       78505P100     11033     198216  Sole        N/A          174316
Schlumberger Limited                      COM       806857108       211       3537  Sole        N/A            3537
Sierra Wireless Inc.                      COM       826516106     39145    5702300  Sole        N/A         4488750
Silver Standard Resources Inc.            COM       82823L106      1251      68200  Sole        N/A           68200
Silver Wheaton Corporation                COM       828336107     31115    1056250  Sole        N/A          954750
Silvercorp Metals Inc.                    COM       82835P103      4232     536158  Sole        N/A          444700
Sociedad Quimica y Minera de Chile
SA ADR                                    ADR       833635105      2131      44600  Sole        N/A           11900
Sprott Resource Lending Corporation       COM       85207J100      2484    1890700  Sole        N/A         1301000
Stantec Inc.                              COM       85472N109      2688     120900  Sole        N/A           79600
Suncor Energy Inc.                        COM       867224107     93719    3678364  Sole        N/A         2925556
The TJX Companies Inc.                    COM       872540109       598      10800  Sole        N/A           10800
Talisman Energy Inc.                      COM       87425E103     14051    1145790  Sole        N/A          964490
Taseko Mines Limited                      COM       876511106       850     335800  Sole        N/A          178700
Teck Resources Limited 'B'                COM       878742204     26586     903090  Sole        N/A          730890
Thermo Fisher Scientific Inc.             COM       883556102      8868     175250  Sole        N/A           54050
Tim Hortons Inc.                          COM       88706M103     19600     422620  Sole        N/A          336020
Toronto-Dominion Bank                     COM       891160509    138413    1948990  Sole        N/A         1683590
TransAlta Corporation                     COM       89346D107     10619     488980  Sole        N/A          454080
TransCanada Corporation                   COM       89353D107     11588     286100  Sole        N/A          113000
TransGlobe Energy Corporation             COM       893662106     27075    3369249  Sole        N/A         2576849
Trimble Navigation Limited                COM       896239100      3095      92300  Sole        N/A           25400
Trina Solar Limited ADR                   COM       89628E104       699     115100  Sole        N/A           31300
United Natural Foods Inc.                 COM       911163103      7143     193000  Sole        N/A           69500
Valeant Pharmaceuticals International
Inc                                       COM       91911K102     36089     970400  Sole        N/A          680000
Valero Energy Corporation                 COM       91913Y100      3306     186400  Sole        N/A          186400
Valmont Industries Inc.                   COM       920253101      2095      26900  Sole        N/A            7400
World Energy Solutions Inc.               COM       98145W208       976     326790  Sole        N/A          104580
Yamana Gold Inc.                          COM       98462Y100     21753    1588800  Sole        N/A         1490700
ACE Limited                               COM       H0023R105       728      12050  Sole        N/A           12050
TE Connectivity Limited                   COM       H84989104       625      22250  Sole        N/A           22250

                                                                1632727